Income Taxes (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Net Operating Losses	$ 4,222,999	$ 1,611,487
Other	1,743	1,962
Stock-based compensation	486,448	186,611
Total deferred tax assets	4,711,190	1,800,060
Deferred Tax Liabilities
Valuation Allowance	(4,711,190)	(1,800,060)
Net deferred tax assets